Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2024
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 18 – SELLING AND MARKETING EXPENSES

Selling and marketing expenses as of December 31, 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Employee compensation and benefits	$265,546	$202,992	$141,600
Travel and promotion	267,203	125,213	36,768
Shipping and handling	172,465	191,671	181,556
Insurance	-	12,233	-
Consulting fee	4,495	24,725	6,917
Inspection and certification fees	97,091	141,729	196,732
Entertainment	91,928	182,221	140,292
Office and miscellaneous	47,541	81,695	16,255
Total	$946,269	$962,479	$720,120